Inventories	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
INVENTORIES

NOTE 5 — INVENTORIES

Inventories consisted of the following:

	June 30, 2025	December 31, 2024
Ingredient materials	$427,513	$421,275
Package and other materials	140,299	141,030
Finished goods	144,228	176,468
Total inventories	$712,040	$738,773